Alternative Credit Income Fund

PORTFOLIO OF INVESTMENTS

December 31, 2023 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (54.29%)(a)

Communication Services (4.97%)
Neptune Bidco US Inc., First Lien Term Loan(b)	10.51%	3M SOFR + 5.00%, 0.50% Floor	04/11/2029	$4,825,750	$4,420,918
Next Flight Ventures, Delayed Draw Term Loan(b)(f)	–%	3M SOFR + 10.00%	12/26/2025	–	–
Next Flight Ventures, First Lien Term Loan(b)	15.61%	3M SOFR + 10.00%	12/26/2025	5,159,375	5,018,397
Synamedia Americas Holdings, Inc., First Lien Term Loan(b)	13.10%	1M SOFR + 7.75%, 1.00% Floor	12/05/2028	2,758,621	2,662,069
					12,101,384
Consumer Discretionary (1.78%)
Arrow Purchaser, Inc., First Lien Initial Term Loan(b)	12.39%	1M SOFR + 6.75%, 1.00% Floor	04/15/2026	2,125,000	2,100,563
Jo-Ann Stores LLC, First Lien Term Loan(b)	10.39%	3M SOFR + 4.75%, 0.75% Floor	06/30/2028	3,939,547	272,951
Lucky Bucks Holdings LLC, Subordinated Note(b)(d)(e)	–%	N/A	05/29/2028	10,226,174	1,949,109
					4,322,623
Consumer Staples (5.52%)
8th Avenue Food & Provisions, Inc., Second Lien Senior Secured Term Loan(b)	13.21%	1M SOFR + 7.75%	10/01/2026	2,500,000	2,000,013
BrightPet, First Lien Term Loan(b)(c)	12.50%	3M SOFR + 6.25%, 0.75% PIK, 1.00% Floor	10/06/2026	1,952,677	1,911,281
BrightPet, Revolver(b)(f)	12.52%	3M SOFR + 7.00%, 1.00% Floor	10/06/2026	325,508	314,897
Florida Food Products LLC, Second Lien Term Loan(b)	13.47%	1M SOFR + 8.00%, 0.75% Floor	10/18/2029	5,000,000	4,200,000
Phillips Feed Service, Inc., First Lien Term Loan(b)	12.47%	1M SOFR + 7.00%	05/30/2025	5,250,000	5,000,100
					13,426,291
Financials (7.36%)
AIS Holdco, LLC, Second Lien Term Loan(b)	14.39%	3M SOFR + 8.75%	08/15/2026	1,000,000	935,000
BetaNXT, Inc., First Lien Term Loan(b)	11.10%	3M SOFR + 5.75%	07/01/2029	2,364,015	2,269,455
Cor Leonis Limited, Revolver(b)(f)	12.85%	3M SOFR + 7.50%, 1.50% Floor	05/15/2028	1,481,231	1,481,231
H-CA II, LLC, First Lien Term Loan(b)(d)	16.00%	N/A	04/01/2024	1,868,671	1,868,671
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes(b)(f)	N/A	N/A	07/15/2052	1,136,426	1,136,426
Irradiant Intermediate Holdings, L.P., Delayed Draw Term Loan(b)(f)	–%	3M SOFR + 6.50%, 1.50% Floor	06/08/2028	–	(27,115)
Irradiant Intermediate Holdings, L.P., First Lien Term Loan(b)	11.95%	3M SOFR + 6.50%, 1.50% Floor	06/08/2028	1,450,000	1,422,885
Money Transfer Acquisition Inc., First Lien Term Loan(b)	13.70%	1M SOFR + 8.25%, 1.00% Floor	12/14/2027	6,825,000	6,654,375
SouthStreet Securities Holdings, Inc., First Lien Term Loan(b)(d)	9.00%	N/A	09/20/2027	2,700,000	2,166,750
					17,907,678
Health Care (8.64%)
American Academy Holdings, LLC, First Lien Term Loan(b)(c)	16.47%	1M SOFR + 5.75%, 5.25% PIK, 1.00% Floor	01/01/2025	2,320,561	2,335,181
American Academy Holdings, LLC, Second Lien Term Loan(b)(c)(d)	14.50%	PIK	03/01/2028	3,676,380	3,258,376
PhyNet Dermatology LLC, Delayed Draw Term Loan(b)(f)	–%	6M SOFR + 6.50%, 1.00% Floor	10/20/2029	–	5,172

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
PhyNet Dermatology LLC, First Lien Term Loan(b)	11.99%	6M SOFR + 6.50%, 1.00% Floor	10/20/2029	$1,960,603	$1,940,997
Upstream Rehabilitation, Inc., Second Lien Term Loan(b)	13.98%	3M SOFR + 8.50%, 2.00% Floor	11/22/2027	7,500,000	6,375,000
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Delayed Draw Term Loan(b)(f)	–%	3M SOFR + 8.00%, 2.00% Floor	06/14/2028	–	8,913
VBC Spine Opco LLC (DxTX Pain and Spine LLC), First Lien Term Loan(b)	13.54%	3M SOFR + 8.00%, 2.00% Floor	06/14/2028	2,193,145	2,165,731
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Revolver(b)(f)	13.52%	1M SOFR + 8.00%, 2.00% Floor	06/14/2028	80,645	77,621
Viant Medical Holdings, Inc., Second Lien Initial Term Loan(b)	13.22%	1M SOFR + 7.75%	07/02/2026	5,000,000	4,840,650
					21,007,641
Industrials (9.79%)
Accordion Partners, LLC, Delayed Draw Term Loan A(b)	11.60%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	284,053	286,553
Accordion Partners, LLC, Delayed Draw Term Loan B(b)	11.38%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	355,956	355,529
Accordion Partners, LLC, First Lien Term Loan A(b)	11.35%	3M SOFR + 6.25%, 0.75% Floor	08/29/2029	3,236,106	3,232,223
Epic Staffing Group, First Lien Term Loan(b)	11.36%	1M SOFR + 6.00%, 0.50% Floor	06/28/2029	1,974,185	1,890,282
Marvel APS, Delayed Draw Term Loan(b)(c)(d)	10.00%	PIK	12/21/2027	3,041,667	3,357,841
Material Handling Systems, Inc., First Lien Term Loan(b)	10.89%	3M SOFR + 5.50%, 0.50% Floor	06/08/2029	4,937,500	4,386,475
PECF USS Intermediate Holding III Corporation, First Lien Term Loan(b)	9.89%	3M SOFR + 4.25%, 0.50% Floor	12/15/2028	2,000,000	1,571,140
Qualtek LLC, First Lien Term Loan(b)(c)	15.39%	3M SOFR + 1.00%, 9.00% PIK, 1.00% Floor	07/14/2025	3,337,458	3,337,458
Qualtek LLC, Second Lien Term Loan(b)(c)	15.39%	3M SOFR + 1.00%, 9.00% PIK, 1.00% Floor	01/14/2027	525,669	525,669
Secure Acquisition, Inc., Second Lien Term Loan(b)	13.25%	3M SOFR + 7.75%, 0.75% Floor	12/14/2029	5,000,000	4,878,000
					23,821,170
Information Technology (16.23%)
Accurate Background, LLC, First Lien Term Loan(b)	11.65%	3M SOFR + 6.00%, 1.00% Floor	03/26/2027	4,424,086	4,252,874
Ancile Solutions, Inc., First Lien Term Loan(b)	15.65%	3M SOFR + 10.00%, 1.00% Floor	06/11/2026	3,585,144	3,603,070
DCert Buyer, Inc. First Amendment Term Loan Refinancing, Second Lien Term Loan(b)	12.36%	1M SOFR + 7.00%	02/16/2029	3,600,000	3,294,000
Diamanti, Inc., Subordinated Note(b)(c)(d)	12.50%	PIK	05/01/2024	3,608,918	3,719,712
EagleView Technology Corp., Second Lien Term Loan(b)	13.04%	3M SOFR + 7.50%	08/14/2026	1,495,652	1,338,609
Ivanti Software, Inc., Second Lien Initial Term Loan(b)	12.91%	3M SOFR + 7.25%, 0.50% Floor	12/01/2028	4,000,000	3,246,660
Kofax, Inc., First Lien Term Loan(b)	10.73%	3M SOFR + 5.25%, 0.50% Floor	07/20/2029	3,960,000	3,600,313
Kofax, Inc., Second Lien Term Loan(b)	13.13%	3M SOFR + 7.75%, 0.50% Floor	07/20/2030	4,000,000	3,775,200
Naviga, Inc., First Lien Term Loan(b)	12.45%	3M SOFR + 7.00%, 1.00% Floor	02/27/2024	3,031,616	3,011,001
Precisely Software Incorporated, Second Lien Term Loan(b)	12.89%	3M SOFR + 7.25%, 0.75% Floor	04/23/2029	3,000,000	2,763,135
Redstone HoldCo 2 LP, Second Lien Term Loan(b)	13.21%	1M SOFR + 7.75%, 0.75% Floor	04/16/2029	5,000,000	3,100,000

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Spectrio, First Lien Term Loan(b)	11.50%	6M SOFR + 6.00%, 1.00% Floor	12/09/2026	$3,940,958	$3,778,591
					39,483,165
TOTAL BANK LOANS
(Cost $148,901,349)					132,069,952

ASSET BACKED SECURITIES AND CORPOATE BONDS (7.39%)
ASSET BACKED SECURITIES (5.22%)(a)
Canyon Capital CLO 2014-1, Ltd., Class ER(g)	13.33%	3M SOFR + 7.70%	01/30/2031	1,000,000	738,775
Jamestown CLO V, Ltd., Class F(e)(g)	–%	3M SOFR + 5.85%	01/17/2027	536,203	11,153
JMP Credit Advisors CLO IV, Ltd.(b)	25.29%	N/A	07/17/2029	4,836,540	319,212
JMP Credit Advisors CLO V, Ltd.(b)	29.11%	N/A	07/17/2030	4,486,426	1,096,034
Mount Logan Funding 2018-1 LP(b)(g)(h)	25.47%	N/A	01/22/2033	7,798,575	6,789,439
Octagon Investment Partners 36, Ltd., Class F(g)	13.47%	3M SOFR + 7.75%	04/15/2031	1,000,000	644,404
Octagon Investment Partners XIV, Ltd., Class ER(g)	13.92%	3M SOFR + 8.35%	07/15/2029	2,132,000	1,206,693
Saranac CLO VII, Ltd., Class ER(g)	12.23%	3M SOFR + 6.72%	11/20/2029	500,000	266,542
Tralee CLO II, Ltd., Class ER(g)	13.44%	3M SOFR + 7.85%	07/20/2029	1,000,000	919,716
Tralee CLO II, Ltd., Class FR(e)(g)	–%	3M SOFR + 8.85%	07/20/2029	1,000,000	385,137
Voya CLO 2014-2, Ltd., Class ER(g)	12.96%	3M SOFR + 7.70%	04/17/2030	1,000,000	312,667
					12,689,772
CORPORATE BONDS (2.17%)
Communications (0.72%)
Spanish Broadcasting System, Inc.(d)(g)	9.75%	N/A	03/01/2026	3,000,000	1,758,555

Consumer Discretionary (0.00%)
Monitronics - Escrow(b)	–%	N/A	12/31/2049	2,650,000	–

Consumer Staples (0.33%)
H-Food Holdings LLC / Hearthside Finance Co., Inc.(d)(g)	8.50%	N/A	06/01/2026	7,978,000	797,800

Industrials (1.12%)
PECF USS Intermediate Holding III Corp.(d)(g)	8.00%	N/A	11/15/2029	5,000,000	2,554,925
Wesco Aircraft Holdings, Inc.(d)(e)(g)	–%	N/A	11/15/2027	4,636,000	162,260
					2,717,185
TOTAL ASSET BACKED SECURITIES AND CORPOATE BONDS
(Cost $34,237,859)					17,963,312

	Dividend Rate	Shares	Value
PREFERRED STOCK (2.13%)
Consumer Discretionary (2.00%)
Pennfoster(a)(b)(i)	16.13%	5,133,089	4,876,435

Health Care (0.05%)
American Academy Holdings. Inc., Preferred Units(b)(i)		90,970	120,990

Industrials (0.08%)
GreenPark Infrastructure, LLC Series A(b)(f)(h)(i)		400	200,000

TOTAL PREFERRED STOCK
(Cost $5,236,830)			5,197,425

	Shares	Value
COMMON EQUITY (7.38%)
Communication Services (0.01%)
Next Flight Ventures(b)(i)	88	$13,526
NFV Co-Pilot, Inc.(b)(i)	441	24,264
		37,790

Consumer Discretionary (0.59%)
CEC Entertainment, Inc.(i)	79,564	1,432,152

Diversified (4.34%)
Ares Capital Corp.(n)	117,223	2,347,977
CION Investment Corp.(n)	120,800	1,366,248
FS KKR Capital Corp.(n)	105,137	2,099,586
Portman Ridge Finance Corp.(h)	25,504	463,918
SLR Investment Corp.(n)	115,211	1,731,621
WhiteHorse Finance, Inc.	207,328	2,550,134
		10,559,484

Financials (0.89%)
Aperture Dodge 18 LLC(b)(i)	2,045,271	2,158,576

Health Care (0.19%)
American Academy Holdings. Inc., Common Units(b)(i)	0.05	307,019
DxTx Pain and Spine LLC, Common Units(b)(i)	98,854	161,132
		468,151

Industrials (0.03%)
GreenPark Infrastructure, LLC Series M-1(b)(h)(i)	200	68,500
Qualtek LLC(b)(i)	287,540	–
		68,500

Real Estate (1.33%)
Copper Property CTL Pass Through Trust(i)	319,520	3,227,152

TOTAL COMMON EQUITY
(Cost $18,549,006)		17,951,805

INTERVAL FUND (3.21%)
Opportunistic Credit Interval Fund(h)	664,452	7,807,309

TOTAL INTERVAL FUND
(Cost $8,000,000)		7,807,309

	Shares	Value
JOINT VENTURE (0.18%)
Joint Venture (0.18%)
Great Lakes Funding II LLC, Series A(f)(h)(j)(m)	440,004	$450,324
		450,324

TOTAL JOINT VENTURE
(Cost $440,004)		450,324

PRIVATE INVESTMENT FUNDS (21.98%)
BlackRock Global Credit Opportunities Fund, LP(f)(j)(k)		12,550,798
CVC European Mid-Market Solutions Fund(f)(j)(k)		8,927,214
GSO Credit Alpha Fund II LP(f)(j)(k)		4,550,775
Monroe Capital Private Credit Fund III LP(f)(j)(k)		8,691,324
Pelham S2K SBIC II, L.P.(f)(j)(k)		296,552
Tree Line Credit Strategies LP(f)(j)(k)		18,453,781
		53,470,444

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $53,360,302)		53,470,444

Warrants (0.34%)
CEC Entertainment, Inc., Warrants	237,941	475,882
Diamanti, Inc., Class A(b)	146,413	–
SouthStreet Securities Holdings, Inc., Warrants(b)	3,400	345,338

TOTAL Warrants
(Cost $390,456)		821,220

SHORT- TERM INVESTMENTS (3.55%)
Money Market Funds (3.55%)
US BANK MMDA – USBGFS 9, 5.27%(l)	8,623,713	8,623,713

TOTAL SHORT- TERM INVESTMENTS
(Cost $8,623,713)		8,623,713

SCHEDULE OF SECURITIES SOLD SHORT (-0.61%)

	Interest Rate	Maturity	Principal	Value
CORPORATE BONDS (-0.61%)
Enviva Partners LP(d)	6.50%	01/15/2026	(3,000,000)	$(1,480,833)

TOTAL SCHEDULE OF SECURITIES SOLD SHORT
(Proceeds $2,924,409)				$(1,480,833)

INVESTMENTS, AT VALUE (99.84%)
(Cost $274,815,110)				$242,874,672

Other Assets In Excess Of Liabilities (0.16%)				383,514

NET ASSETS (100.00%)				$243,258,186

Investment Abbreviations:
SOFR – Secured Overnight Financing Rate
PIK - Payment in-Kind

Reference Rates:
1M US SOFR - 1 Month SOFR as of December 31, 2023 was 5.35%
3M US SOFR - 3 Month SOFR as of December 31, 2023 was 5.33%
6M US SOFR - 6 Month SOFR as of December 31, 2023 was 5.16%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(c)	Payment in kind security which may pay interest in additional par.
(d)	Fixed rate investment.
(e)	Non-accrual investment.
(f)	All or a portion of this commitment was unfunded as of December 31, 2023.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate market value of those securities was $16,548,066, representing 6.80% of net assets.
(h)	Affiliate company.
(i)	Non-income producing security.
(j)	Restricted security. See chart below.
(k)	Investment is held through CIF Investments LLC, a wholly-owned subsidiary.
(l)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2023.
(m)	During the period ended December 31, 2023, the Fund invested $0 in Great Lakes Funding II, LLC - Series A units, received a return of capital distribution of $40,974, and reported change in unrealized appreciation of $20,783 on Great Lakes Funding II, LLC - Series A units. Additionally, Great Lakes Funding II LLC - Series A declared distributions of $20,866 during the period ended December 31, 2023.
(n)	All or a portion of each of these securities have been segregated as collateral for securities sold short. The aggregate market value of those securities was $7,545,432.

Securities determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
3/31/2018 - 6/30/2021	BlackRock Global Credit Opportunities Fund, LP	$12,478,988	$12,550,798	5.16%
09/30/2017 - 09/30/2021	CVC European Mid-Market Solutions Fund	10,003,216	8,927,214	3.67%
6/30/2018 - 3/31/2021	GSO Credit Alpha Fund II LP	3,080,286	4,550,775	1.87%
9/30/2018 - 12/31/2020	Monroe Capital Private Credit Fund III LP	8,501,260	8,691,324	3.57%
11/14/2022 - 12/31/2023	Pelham S2K SBIC II, L.P.	296,552	296,552	0.12%
12/31/2017 - 06/30/2019	Tree Line Credit Strategies LP	19,000,000	18,453,781	7.59%
08/05/2022 - 09/30/2023	Great Lakes Funding II LLC, Series A	440,004	450,324	0.18%
	Total	$53,800,306	$53,920,768	22.16%

Additional information on investments in private investment funds, including our joint venture Great Lakes Funding II LLC, and unfunded commitments:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of December 31, 2023
BlackRock Global Credit Opportunities Fund, LP(a)	$12,550,798	N/A	N/A	$4,488,839
CVC European Mid-Market Solutions Fund(b)	8,927,214	N/A	N/A	206,342
Great Lakes Funding II LLC, Series A	450,324	N/A	N/A	54,734
GSO Credit Alpha Fund II LP(a)	4,550,775	N/A	N/A	7,382,124
Monroe Capital Private Credit Fund III LP(b)	8,691,324	N/A	N/A	1,498,740
Pelham S2K SBIC II, L.P.	296,552	N/A	N/A	1,703,448
Tree Line Credit Strategies LP	18,453,781	Quarterly	90	N/A
Total	$53,920,768			$15,334,227

Unfunded commitments:

Security		Maturity	Unfunded Commitment
BrightPet, Revolver	$314,897	10/06/2026	$175,000
Cor Leonis Limited, Revolver	1,481,231	05/15/2028	667,669
GreenPark Infrastructure, LLC Series M-1	68,500	12/31/2049	731,500
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes	1,136,426	07/15/2052	4,738,574
Irradiant Intermediate Holdings, L.P, Delayed Draw Term Loan	(27,115)	06/08/2028	1,450,000
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Delayed Draw Term Loan	8,913	06/14/2028	1,188,455
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Revolver	77,621	06/14/2028	161,290
Next Flight Ventures, Delayed Draw Term Loan	-	12/26/2025	1,190,625
PhyNet Dermatology LLC, Delayed Draw Term Loan	5,172	10/20/2029	1,034,483
Total	$3,065,645		$11,337,596

Total Unfunded Commitments			$26,671,823

(a)	A voluntary withdrawal may be permitted at the General Partner's discretion with the General Partner's consent.

(b)	A voluntary withdrawal may be permitted with the General Partner's prior written consent.